Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - Common Class A [Member] - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par or stated value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock shares issued (in shares)	8,925,036	8,881,842	8,860,711
Common stock shares outstanding (in shares)	8,925,036	8,881,842	8,860,711